Significant Accounting Judgements, Estimates and Assumptions	12 Months Ended
Dec. 31, 2020
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Significant Accounting Judgements, Estimates and Assumptions
Note 3 – Significant Accounting Judgements, Estimates and Assumptions
In the application of the Company’s accounting policies, management is required to make judgements, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. Judgements and estimates applied are based on historical experience and other factors that are relevant, and which are available at the reporting date. Uncertainty concerning judgements and estimates could result in outcomes, that require a material adjustment to assets and liabilities in future periods.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods. While the application of critical accounting estimates is subject to material estimation uncertainties, management’s ongoing revisions of critical accounting estimates have not revealed any material impact in any of the years ended December 31, 2020, 2019 or 2018.
Critical accounting judgements and key sources of estimation uncertainty, which may have a material impact on the consolidated financial statements are described in following sections.
Revenue
Revenue is primarily generated from collaboration and license agreements, which typically involve multiple promises, and thus require significant judgements by management on certain areas including:

•	Determining whether the promises in the agreements are distinct performance obligations;

•	Identifying and constraining variable consideration in the transaction price including milestone payments;

•	Allocating transaction price to identified performance obligations based on their relative stand-alone selling prices; and

•	Determining whether performance obligations are satisfied over time, or at a point in time.
Critical judgements relating to specific revenue transactions are described below.
Identifying Performance Obligations and Allocating Transaction Price
Three license agreements with the Company’s associate VISEN, or licensee, grant the licensee exclusive rights to develop, manufacture, and commercialize patented product candidates in Greater China
,
including the right to grant
sub-licenses
to third parties. In addition to the licenses, the Company will provide development services and deliver clinical supply material for clinical trials within
Greater China.
In determination of the performance obligations under the license agreements, the stand-alone values of the promises and the Company’s responsibility in the development activities have been considered.
 Since
 licensed product candidates are all in phase 1 clinical trials or later stages of development, the licensee can benefit from each promise in the contract either on their own or together with readily available resources. Accordingly, licenses, development services, and clinical trial supplies are all considered distinct performance obligations.
Classification of Licenses as
“Right-to-Use”
or
“Right-to-Access”
Management has considered whether the Company is obligated or expected to perform research and development activities that significantly affect the licensee’s ability to benefit from product candidates. If the Company is contractually obligated, or is expected to perform research and development activities affecting the stand-alone functionality of the product candidate, the license is classified as
“right-to-access”.
Other licenses are classified as
“right-to-use”.

Since
 licensed products are patented drug formulas, future activities do not affect their stand-alone functionalities. Accordingly, all three licenses have been classified as
“right-to-use”,
with revenue recognized at the point in time, where licensee is granted access to the intellectual property.

Share-Based Payment
IFRS 2, “Share-Based Payment” requires an entity to reflect in its consolidated statement of profit or loss and financial position, the effects of share-based payment transactions. Warrant compensation costs are recognized as research and development costs or selling, general and administrative expenses, as appropriate, over the vesting period, based on management’s best estimate of the number of warrants that will ultimately vests, which is subject to uncertainty.

In addition, warrant compensation costs are measured according to the grant date fair values of the warrants granted. Estimating fair values requires the Company to apply generally accepted valuation models, and apply these models consistently according to the terms and conditions of the specific warrant program. Under all warrant programs, the Black-Scholes option-pricing model has been applied to determine the fair value of warrants granted. Subjective judgements and assumptions, which are subject to estimation uncertainties, need to be exercised in determining the appropriate input to the valuation model.
See Note 7 for additional details on the Company’s warrant programs, option-pricing model input. Warrant compensation cost recognized in the consolidated statement of profit or loss was €53.2 million, €37.5 million and €19.7 million for
the years ended December 31, 2020, 2019 and 2018, respectively.

Internally Generated Intangible Assets
Development of Drug Candidates
IAS 38, “Intangible Assets” prescribes that intangible assets arising from development projects must be recognized in the consolidated statements of financial position if the criteria for capitalization are met. That means (1) that the development project is clearly defined and identifiable; (2) that technological feasibility, adequate resources to complete and a market for the product or an internal use of the project can be documented; (3) that the expenditure attributable to the development project can be measured reliably; and (4) that the Company has the intent to produce and market the product. Such an intangible asset shall be recognized if it can be demonstrated that the future income from the development project will exceed the aggregate cost of development, production, sale and administration of the product.
Due to the risk associated with drug development, future income from development projects related to drug candidates cannot be determined with sufficient certainty until the development activities have been completed and the necessary marketing approvals have been obtained. Accordingly, the Company does not recognize internally generated intangible assets at this time.
Joint Arrangements
Collaboration and license agreements within the Company’s industry are often structured so that each party contributes its respective skills in the various phases of a development project, and significant judgement is required by management to determine whether such agreements comprise customer/supplier relationship or joint arrangements where parties share risks and rewards.
It has been concluded that no joint control exists for the Company’s license agreements and the parties do not have any financial obligations on behalf of each other. Accordingly, since neither of the license agreements are considered to be joint arrangements, these are classified as contracts with customers.
Pre-launch
Inventories
In order to accommodate market demands, the Company initiates manufacturing of inventories for late-stage development product candidates prior to obtaining marketing approvals, or pre-launch inventories.
In determining the accounting for
pre-launch
inventories, management considers the probability of future benefits, and accordingly, whether pre-launch
inventories qualify as assets. Manufacturing of
pre-launch
inventories are initiated for late-stage product candidates and are recognized as inventories. However, since pre-launch
inventories are not realizable prior to obtaining marketing approvals, pre-launch
inventories are immediately written down to zero through research and development costs. If the marketing approval is obtained, write-downs of pre-launch
inventories will be reversed through research and development costs.

Accruals and Prepayments
Project Development Costs
Development of drug candidates requires spend of significant resources, and establishment of long-term working relationships with CROs and CMOs. Work performed by CROs and CMOs and other project suppliers, often comprise deliveries for more than one reporting period, and where payment terms for contractual work do not necessarily reflect the stage of completion of the individual projects and activities. Accordingly, determination of the stage of completion for ongoing project activities include estimation uncertainties as future efforts to complete the specific activity may be difficult to predict.
On each reporting date, all significant ongoing activities are reviewed to determine the stage of completion and compared to the invoices received. Accruals are recognized for individual projects where the stage of completion exceeds costs of invoices received. Similarly, prepayments are recognized for invoiced costs in excess of the stage of completion.
The Company has implemented accrual calculation models and policies, to ensure that consistent accrual procedures are applied, which includes analyzing significant project stages and payment structures, comparing project milestones to planned performance, and revisiting prior periods estimates.
As of December 31, 2020, the consolidated statement of financial position included prepaid project costs of €10.5 million and accrued project costs of €17.0 million, compared to €5.8 million and €10.5 million, respectively, as of December 31, 2019.
Leases
Determination of Lease Term
Certain lease arrangements include contractual rights (not obligations) to either extend the lease after the initial term, or not to terminate the lease within the enforceable lease term, i.e., periods where lessor cannot terminate the lease. Those options cover periods in the range from two to ten years in addition to the non-cancellable periods. Significant judgement is required by management to determine whether it is reasonably certain to exercise an extension option, or not to exercise a termination option, upon occurrence of an event of change in circumstances that is within the control of the Company.
Except for the above areas, judgements, estimates and assumptions are not considered to be critical to the consolidated financial statements.